Investments in joint ventures and joint operations - Investment in joint venture (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
RE Ventures I, LLC
Disclosure of joint ventures [line items]
Holding	50.00%	50.00%	50.00%
RE Ventures II, LLC
Disclosure of joint ventures [line items]
Holding	50.00%	50.00%